Deferred Income	12 Months Ended
Dec. 31, 2017
Deferred income [abstract]
Deferred income
28	Deferred income

	2016	2017
	RMB’000	RMB’000

As at 1 January	—	—
Government grants received during the year to compensate the cost caused by the project of relocation of pipeline in Huanggutang	—	5,679

As at 31 December	—	5,679